Other Assets and Receivables - Summary of Other Assets and Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Assets And Receivables [abstract]
Real estate held for own use and equipment	€ 455	€ 472
Receivables	5,622	6,826
Accrued income	1,366	1,356
Right-of-use assets	199	211	€ 255
Other assets and receivables	€ 7,642	€ 8,865	€ 8,842